UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                         as of July 31, 2018 (Unaudited)

DWS Global Small Cap Fund

(formerly Deutsche Global Small Cap Fund)

	Shares	Value ($)
Common Stocks 97.2%
Argentina 0.2%
Grupo Supervielle SA (ADR) (Cost $1,566,055)	50,416	681,120
Austria 1.7%
Lenzing AG	18,485	2,347,120
Wienerberger AG	109,106	2,675,775
(Cost $5,549,772)		5,022,895
Bermuda 1.1%
Lazard Ltd. "A" (Cost $1,351,948)	58,873	3,196,804
Brazil 0.7%
Construtora Tenda SA* (Cost $1,982,477)	283,581	2,009,010
Canada 2.8%
First Quantum Minerals Ltd.	133,836	2,087,506
Linamar Corp.	34,257	1,565,576
Quebecor, Inc. "B"	141,107	2,940,701
SunOpta, Inc.*	202,916	1,663,911
(Cost $6,746,742)		8,257,694
France 3.4%
Altran Technologies SA	238,483	2,271,515
Biom'Up SACA*	100,860	1,273,759
SMCP SA 144A*	98,087	2,860,395
SPIE SA	118,910	2,255,107
Synergie SA	29,198	1,364,464
(Cost $11,671,518)		10,025,240
Germany 3.4%
Deutz AG	357,425	3,240,201
PATRIZIA Immobilien AG	159,405	3,588,944
United Internet AG (Registered)	58,723	3,153,005
(Cost $4,338,883)		9,982,150
Hong Kong 1.3%
Techtronic Industries Co., Ltd. (Cost $847,721)	688,209	3,870,516
India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $1,698,872)	60,773	2,957,214
Ireland 1.6%
Avadel Pharmaceuticals PLC (ADR)* (a)	189,150	1,193,537
Dalata Hotel Group PLC*	292,968	2,325,011
Ryanair Holdings PLC*	75,808	1,250,627
(Cost $3,678,241)		4,769,175
Italy 4.0%
Buzzi Unicem SpA	115,616	2,546,092
Cerved Group SpA	218,900	2,515,029
Moncler SpA	73,942	3,253,803
Prysmian SpA	130,240	3,333,466
(Cost $8,949,357)		11,648,390
Japan 10.0%
Ai Holdings Corp.	109,842	2,430,112
Anicom Holdings, Inc.	81,600	3,443,117
BML, Inc.	72,500	1,815,820
Coca-Cola Bottlers Japan Holdings, Inc.	80,500	2,894,084
Daikyonishikawa Corp.	174,500	2,588,304
Kura Corp.	15,100	911,723
Kusuri No Aoki Holdings Co., Ltd.	40,360	2,961,392
Optex Group Co., Ltd.	59,800	1,759,588
Syuppin Co., Ltd. (a)	170,800	2,814,303
Topcon Corp.	85,400	1,475,411
UT Group Co., Ltd.*	82,770	2,886,559
Zenkoku Hosho Co., Ltd.	72,400	3,190,243
(Cost $16,516,465)		29,170,656
Korea 1.0%
i-SENS, Inc.	65,088	1,358,606
Vieworks Co., Ltd.	50,601	1,506,292
(Cost $4,729,679)		2,864,898
Luxembourg 1.1%
B&M European Value Retail SA (Cost $2,625,037)	569,112	3,084,785
Panama 0.1%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $362,488)	15,733	373,973
Spain 1.7%
Talgo SA 144A*	633,509	3,389,497
Telepizza Group SA 144A	260,650	1,658,189
(Cost $4,943,252)		5,047,686
Sweden 1.1%
Nobina AB 144A (Cost $1,895,774)	452,828	3,148,277
Switzerland 1.7%
Transocean Ltd.* (a) (b) (Cost $4,165,541)	385,916	4,966,739
United Kingdom 4.0%
accesso Technology Group PLC*	51,009	1,819,648
Arrow Global Group PLC	245,382	822,912
Clinigen Healthcare Ltd.*	106,379	1,403,222
Domino's Pizza Group PLC	351,228	1,454,558
Electrocomponents PLC	353,429	3,326,177
Scapa Group PLC	527,687	3,007,153
(Cost $6,450,017)		11,833,670
United States 55.3%
Advanced Disposal Services, Inc.*	102,359	2,518,031
Affiliated Managers Group, Inc.	19,116	3,058,751
Alta Mesa Resources, Inc.* (a)	128,579	776,617
Ambarella, Inc.* (a)	29,473	1,154,752
Amicus Therapeutics, Inc.*	65,828	957,797
Anixter International, Inc.*	29,165	2,126,129
Arena Pharmaceuticals, Inc.*	30,921	1,193,241
athenahealth, Inc.*	12,242	1,844,992
Belden, Inc.	41,170	2,665,758
BioScrip, Inc.*	526,753	1,395,896
Blucora, Inc.*	42,173	1,465,512
Cardiovascular Systems, Inc.*	115,423	4,377,994
Casey's General Stores, Inc.	23,037	2,519,787
Contango Oil & Gas Co.*	541,107	3,035,610
Cypress Semiconductor Corp.	162,797	2,899,415
Del Taco Restaurants, Inc.*	143,289	1,854,160
Dolby Laboratories, Inc. "A"	34,780	2,241,571
Dril-Quip, Inc.*	68,857	3,549,578
Ducommun, Inc.*	125,707	4,189,814
Eagle Bancorp., Inc.*	32,100	1,735,005
Envestnet, Inc.*	26,500	1,552,900
FCB Financial Holdings, Inc. "A"*	66,016	3,366,816
Five9, Inc.*	75,886	2,420,763
Fox Factory Holding Corp.*	56,422	2,804,173
Green Dot Corp. "A"*	12,749	1,011,251
H&E Equipment Services, Inc.	47,305	1,740,351
Hain Celestial Group, Inc.*	51,904	1,476,150
Heron Therapeutics, Inc.*	101,052	3,784,397
Hillenbrand, Inc.	32,300	1,621,460
Hyster-Yale Materials Handling, Inc.	38,274	2,516,898
Inphi Corp.*	48,619	1,528,581
ITT, Inc.	54,793	3,105,119
Jack in the Box, Inc.	17,456	1,470,494
Jefferies Financial Group, Inc.	88,064	2,135,552
Kennametal, Inc.	74,604	2,906,572
KMG Chemicals, Inc.	61,474	4,413,833
Lumentum Holdings, Inc.*	36,281	1,895,682
Mistras Group, Inc.*	37,920	797,837
Molina Healthcare, Inc.*	31,211	3,248,753
National Storage Affiliates Trust (REIT)	110,364	3,181,794
Neurocrine Biosciences, Inc.*	17,439	1,752,445
Oil States International, Inc.*	136,165	4,752,159
Pacira Pharmaceuticals, Inc.*	40,184	1,615,397
Penn Virginia Corp.*	18,175	1,536,151
Providence Service Corp.*	55,695	3,903,106
QAD, Inc. "A"	47,983	2,389,553
Retrophin, Inc.*	171,361	4,736,418
Rush Enterprises, Inc. "A"	125,961	5,679,582
Samsonite International SA 144A* (c)	543,300	2,065,170
SEACOR Marine Holdings, Inc.*	143,651	3,634,370
Shutterfly, Inc.*	32,922	2,708,164
Sinclair Broadcast Group, Inc. "A"	47,907	1,236,001
South State Corp.	37,689	3,154,569
Super Micro Computer, Inc.*	71,031	1,569,785
Tailored Brands, Inc.	55,600	1,120,896
Tenneco, Inc.	27,835	1,283,194
Thermon Group Holdings, Inc.*	131,367	3,293,371
Titan Machinery, Inc.*	171,916	2,602,808
TopBuild Corp.*	18,273	1,357,318
Trinseo SA	35,356	2,641,093
TriState Capital Holdings, Inc.*	85,622	2,517,287
UniFirst Corp.	18,002	3,369,074
Varonis Systems, Inc.*	39,388	2,354,418
WEX, Inc.*	18,325	3,478,452
Whiting Petroleum Corp.*	54,254	2,693,711
Zions Bancorp.	34,197	1,767,985
(Cost $124,192,853)		161,752,263
Total Common Stocks (Cost $214,262,692)		284,663,155
Preferred Stock 0.7%
Brazil
Randon SA Implementos e Participacoes (Cost $2,650,094)	1,004,445	1,838,525
Convertible Preferred Stock 0.4%
United States
Providence Service Corp., 5.5% (d) (Cost $707,500)	7,075	1,243,270
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022* (d)	50,505	1,344
Parrot SA, Expiration Date 12/22/2022* (d)	50,505	1,302
Total Warrants (Cost $0)		2,646
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares," 1.81% (e) (f) (Cost $7,983,959)	7,983,959	7,983,959
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.86% (e) (Cost $4,166,820)	4,166,820	4,166,820
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $229,771,065)	102.4	299,898,375
Other Assets and Liabilities, Net	(2.4)	(7,106,525)
Net Assets	100.0	292,791,850

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares," 1.81% (e) (f)
13,361,941	—	5,377,982	—	—	51,227	—	7,983,959	7,983,959
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.86% (e)
10,893,579	85,715,436	92,442,195	—	—	70,236	—	4,166,820	4,166,820
24,255,520	85,715,436	97,820,177	—	—	121,463	—	12,150,779	12,150,779

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $7,649,121, which is 2.6% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Listed on the Hong Kong Stock Exchange.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At July 31, 2018 the DWS Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	57,047,640	20%
Information Technology	47,473,075	17%
Consumer Discretionary	47,236,444	16%
Health Care	38,604,942	13%
Financials	34,435,926	12%
Energy	24,944,935	9%
Materials	19,718,572	7%
Consumer Staples	11,515,324	4%
Real Estate	6,770,738	2%
Total	287,747,596	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$681,120	$—	$—	$681,120
Austria	—	5,022,895	—	5,022,895
Bermuda	3,196,804	—	—	3,196,804
Brazil	2,009,010	—	—	2,009,010
Canada	8,257,694	—	—	8,257,694
France	1,273,759	8,751,481	—	10,025,240
Germany	—	9,982,150	—	9,982,150
Hong Kong	—	3,870,516	—	3,870,516
India	2,957,214	—	—	2,957,214
Ireland	1,193,537	3,575,638	—	4,769,175
Italy	—	11,648,390	—	11,648,390
Japan	—	29,170,656	—	29,170,656
Korea	2,864,898	—	—	2,864,898
Luxembourg	—	3,084,785	—	3,084,785
Panama	373,973	—	—	373,973
Spain	—	5,047,686	—	5,047,686
Sweden	—	3,148,277	—	3,148,277
Switzerland	4,966,739	—	—	4,966,739
United Kingdom	—	11,833,670	—	11,833,670
United States	159,687,093	2,065,170	—	161,752,263
Preferred Stocks	1,838,525	—	—	1,838,525
Convertible Preferred Stock	—	—	1,243,270	1,243,270
Warrants	—	—	2,646	2,646
Short-Term Investments (g)	12,150,779	—	—	12,150,779
Total	$201,451,145	$97,201,314	$1,245,916	$299,898,375

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended July 31, 2018, the amount of the transfers between Level 1 and Level 2 was $ 105,994,662.

Transfers between price levels are recognized at the beginning of the reporting period.

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018